                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-1464

                            Smith Barney Funds, Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                      Date of fiscal year end: December 31
                  Date of reporting period: December 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

                                 SMITH BARNEY
                                  FUNDS, INC.
                                  SHORT-TERM
                               INVESTMENT GRADE
                                   BOND FUND

            CLASSIC SERIES  |  ANNUAL REPORT  |  DECEMBER 31, 2003



[LOGO]Smith Barney
Mutual Funds
Your Serious Money. Professionally Managed./SM/

Your Serious Money. Professionally Managed./SM/ is a registered service mark of Citigroup Global Markets Inc.

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...........  1

Manager Overview...................  3

Fund Performance...................  7

Historical Performance.............  8

Schedule of Investments............  9

Statement of Assets and Liabilities 16

Statement of Operations............ 17

Statements of Changes in Net Assets 18

Notes to Financial Statements...... 19

Financial Highlights............... 26

Independent Auditors' Report....... 30

Additional Information............. 31

Tax Information.................... 35

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

Early this past summer bonds surrendered some of the gains they had generated previously in 2003 due in part to signs of a sharp pick-up in the pace of second-quarter economic growth. Shorter-term investment-grade issues, however, held up better during this tumultuous time. Despite subsequent reports of robust third-quarter economic growth, comments from the Fed suggested that it was likely to leave its interest rate targets at low levels for the foreseeable future.

As of the period's close, investment-grade bonds collectively outperformed their shorter-term brethren over 2003, due significantly in part to the bond market rally earlier in the year and the performance of non-Treasury sectors. However, shorter-term issues categorically performed better than long-term bonds over the fourth quarter of 2003. Corporate issues particularly generated favorable results./i/

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

                1 Smith Barney Funds, Inc. | 2003 Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.


Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief
Executive Officer

January 12, 2004


                2 Smith Barney Funds, Inc. | 2003 Annual Report

                               MANAGER OVERVIEW

[PHOTO]

Mark Lindbloom

MARK LINDBLOOM
Vice President and Investment Officer

[PHOTO]

Domenick M. Masotti

DOMENICK M. MASOTTI
Vice President and Investment Officer

[PHOTO]

Theresa M. Veres

THERESA M. VERES
Vice President and Investment Officer

Special Notice to Shareholders

The Board of Directors of Smith Barney Funds, Inc. approved a change that broadened the scope of the fund's principal investments from "high grade" to "investment grade" fixed-income securities. The fund's investment objective to seek current income, preservation of capital and liquidity remained unchanged. This change became effective May 12, 2003. To reflect this change in investment strategy, the Board also approved a change in the fund's name on that date from the Smith Barney Funds, Inc. -- Short-Term High Grade Bond Fund to the Smith Barney Funds, Inc. -- Short-Term Investment Grade Bond Fund.

Performance Review

For the 12 months ended December 31, 2003, Class A shares of the Short-Term Investment Grade Bond Fund, excluding sales charges, returned 2.16%. These shares underperformed the fund's unmanaged benchmark, the Citigroup Treasury/Government Sponsored/Credit (1-5 Year) Index,/ii/ which returned 3.51% for the same period. They also underperformed the fund's Lipper short-term investment grade debt funds category average, which was 2.51% for the same period./1/

Our more defensive approach was a contributing factor to the fund's underperformance. During the second half of the period, the fund maintained a lower to neutral duration (a measure of a portfolio's sensitivity to interest rate movements) than the Citigroup Treasury/Government Sponsored/Credit



/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended December 31, 2003, calculated among the 151 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


                3 Smith Barney Funds, Inc. | 2003 Annual Report

(1-5 Year) Index to help minimize potential volatility that we felt would arise in the event interest rates were to rise. Although longer-term U.S. Treasuries rallied during this time, our shorter duration did not enable us to partake in some of the upside gains during this time. Corporate debt issues led positive performance in the portfolio. Lower-rated investment-grade corporates in the BBB credit category posted the greatest returns. However, the fund maintained a lower weighting in BBB issues than the index due to our more defensive credit posture. Given our more conservative approach to credit selection and emphasis on higher-rated issues, the fund did not participate as fully in the rally of these lower-rated credit securities, which contributed to the fund's underperformance versus its Lipper category average.


                             PERFORMANCE SNAPSHOT
                            AS OF DECEMBER 31, 2003
                           (excluding sales charges)

                              6 Months 12 Months
Class A Shares                  0.23%    2.16%
Citigroup Treasury/Government
  Sponsored/Credit (1-5 Year)
  Index                         0.44%    3.51%
Lipper Short-Term Investment
  Grade Debt Funds Category
  Average                       0.39%    2.51%

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned -0.06%, Class L shares returned -0.06% and Class Y shares returned 0.66% over the six months ended December 31, 2003. Excluding sales charges, Class L shares returned 1.88% and Class Y shares returned 2.78% over the 12 months ended December 31, 2003. Excluding sales charges, Class B shares returned 2.04% since its inception on January 13, 2003.

   All index performance reflects no deduction for fees, expenses or taxes. The Citigroup Treasury/Government Sponsored/Credit 1-5 Year Index is a broad measure of the performance of short-term U.S. Treasury and corporate fixed-income securities. Please note that an investor cannot invest directly in an index.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2003, calculated among the 154 funds for the six-month period and among the 151 funds for the 12-month period in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.



                4 Smith Barney Funds, Inc. | 2003 Annual Report

Market Overview

When 2003 began, concerns about a faltering economy and stock market volatility, coupled with expectations that interest rates would drop, triggered an investor flight to quality and led to increased demand for investment-grade fixed-income securities. Because bond prices typically move opposite to interest rate movements, many longer-term fixed-income securities gained ground over the first five months of 2003.

The Fed proceeded to reduce its interest rate targets in June to their lowest levels since the Eisenhower Administration. Shortly after the Fed's rate reduction, signs suggesting that gross domestic product ("GDP")/iii/ growth was stronger than expected, sparking concerns that inflation could pick up. This led investors to question whether the Fed's rate-cutting cycle had run its course, which resulted in rising bond yields and a sharp decline in bond prices over the summer.

The decline was exacerbated due to selling from investors holding mortgage-backed securities ("MBS") in their portfolios. Although Treasury notes and bonds fluctuated significantly in July, the prices of shorter-term issues held up considerably better that month.

Prices of Treasuries bounced back to an extent in September. Concerns about rising interest rates resurfaced after the Commerce Department released preliminary third-quarter data stating that the economy grew at its fastest pace in almost 20 years. However, selling in the Treasury markets was more contained than it was in July as some of this economic growth was attributable to one-time factors, such as the tax cuts and end of major combat in Iraq, and many analysts and investors felt that the Fed appeared to be in a holding pattern.

According to estimates that were revised higher later in the quarter, real GDP increased 8.2% over the third quarter./iv/ In December, shorter-term U.S. Treasuries rallied amid benign inflation reports. Although longer-term U.S. Treasury issues outperformed shorter-term issues earlier in the year, in the fourth quarter shorter-term U.S. Treasury notes outperformed longer-term issues./v/

Portfolio Allocation Approach

Given our recent view of the economic environment, as of the period's close, we maintained an emphasis on short-term higher-rated fixed-income securities with an overall shorter duration versus the benchmark index, as our goal in this environment is to structure the portfolio to be relatively less volatile than short-term fixed-income instruments with similar yields. We continued to allocate

                5 Smith Barney Funds, Inc. | 2003 Annual Report investment capital primarily between short-term corporate and mortgage-backed fixed-income securities, as well as U.S. Treasuries, while maintaining the ability to add exposure to other sectors when opportunities arise.

Thank you for your investment in the Smith Barney Funds, Inc. -- Short-Term Investment Grade Bond Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

 /s/ Mark Lindbloom        /s/ Domenick M. Masotti   /s/ Theresa M. Veres
 Mark Lindbloom            Domenick M. Masotti       Theresa M. Veres
 Vice President and        Vice President and        Vice President and
 Investment Officer        Investment Officer        Investment Officer

January 12, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of December 31, 2003 and are subject to change. Please refer to pages 9 through 14 for a list and percentage breakdown of the fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes.
RISK: The fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

/i/ Source: Citigroup. Based upon the performance of the Citigroup Treasury/Government Sponsored/Credit (1-5 Year) Index versus the Citigroup Treasury/Government Sponsored/Credit (Long-Term) Index over the 12-month and recent three-month periods ending December 31, 2003, respectively. The Citigroup Treasury/Government Sponsored/Credit 1-5 Year Index is a broad measure of the performance of short-term U.S. Treasury and corporate fixed-income securities. The Citigroup Treasury/Government Sponsored/Credit (Long Term) Index is a broad measure of the performance of U.S. Treasury and corporate fixed-income securities with longer-term maturities typically exceeding 10 years. Please note than an investor cannot invest directly in an index.
/ii/ The Citigroup Treasury/Government Sponsored/Credit 1-5 Year Index is a broad measure of the performance of short-term U.S. Treasury and corporate fixed-income securities. Please note that an investor cannot invest directly in an index.
/iii/ Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/iv/   Source: Bureau of Economic Analysis.
/v/    Source: Citigroup.

                6 Smith Barney Funds, Inc. | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                 Without Sales Charges/(1)/
                             ---------------------------------
                             Class A  Class B   Class L Class Y
---------------------------------------------------------------
Twelve Months Ended 12/31/03  2.16%     N/A      1.88%   2.78%
---------------------------------------------------------------
Five Years Ended 12/31/03     4.90      N/A       N/A    5.42
---------------------------------------------------------------
Ten Years Ended 12/31/03      5.06      N/A       N/A     N/A
---------------------------------------------------------------
Inception* through 12/31/03   5.39     2.04%++   3.02    5.43
---------------------------------------------------------------

                                  With Sales Charges/(2)/
                             ---------------------------------
                             Class A  Class B   Class L Class Y
---------------------------------------------------------------
Twelve Months Ended 12/31/03  0.06%     N/A      1.88%   2.78%
------------------------------------------------------- -------
Five Years Ended 12/31/03     4.50      N/A       N/A    5.42
------------------------------------------------------- -------
Ten Years Ended 12/31/03      4.86      N/A       N/A     N/A
------------------------------------------------------- -------
Inception* through 12/31/03   5.22    (2.95)%++  3.02    5.43
---------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)


                                      Without Sales Charges/(1)/
--------------------------------------------------------------------
Class A (12/31/93 through 12/31/03)             63.77%
--------------------------------------------------------------------
Class B (Inception* through 12/31/03)            2.04
--------------------------------------------------------------------
Class L (Inception* through 12/31/03)            4.27
--------------------------------------------------------------------
Class Y (Inception* through 12/31/03)           51.82
--------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred.
* The inception dates for Class A, B, L and Y shares are November 11, 1991, January 13, 2003, August 5, 2002 and February 7, 1996, respectively.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.


                7 Smith Barney Funds, Inc. | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A Shares of the Short-Term Investment Grade
                            Bond Fund vs. Citigroup
             Treasury/Government Sponsored/Credit 1-5 Year Index+
--------------------------------------------------------------------------------
                        December 1993 -- December 2003


                                    [CHART]

              Short-Term
           Investment Grade              Citigroup Treasury/Government
       Bond Fund - Class A Shares       Sponsored/Credit 1-5 Year Index
       --------------------------       -------------------------------
        12/93            $ 9,811                   $10,000
        12/94              9,654                     9,935
        12/95             10,940                    11,213
        12/96             11,174                    11,737
        12/97             11,926                    12,574
        12/98             12,650                    13,537
        12/99             12,746                    13,828
        12/00             13,724                    15,069
        12/01             14,788                    16,446
        12/02             15,729                    17,775
        12/03             16,068                    18,399


+ Hypothetical illustration of $10,000 invested in Class A shares on December
  31, 1993, assuming deduction of the maximum 2.00% sales charge and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2003. The Citigroup Treasury/Government Sponsored/Credit 1-5 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than Class A shares' performance indicated on this chart, depending on whether greater or lesser fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                8 Smith Barney Funds, Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2003

   FACE
  AMOUNT                                      SECURITY                              VALUE
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 21.3%
                     U.S. Treasury Notes:
$1,000,000             5.750% due 11/15/05                                       $  1,073,985
 3,000,000             2.625% due 5/15/08                                           2,955,822
                     U.S. Government Agency Mortgage Pass-Throughs:
 2,484,733             Federal Home Loan Bank Corp., 5.977% due 6/1/31 (a)          2,588,942
                       Federal National Mortgage Association:
   735,334              5.934% due  5/1/32 (a)                                        760,645
 2,985,830              5.289% due  8/1/32 (a)                                      3,044,901
 2,276,661              4.607% due  9/1/32 (a)                                      2,322,453
 3,327,544              4.715% due 11/1/32 (a)                                      3,419,739
 6,845,347              1.000% due 12/1/32 (a)                                      7,014,030
 6,004,513              4.737% due  1/1/33 (a)                                      6,124,615
 3,725,331              4.479% due  2/1/33 (a)                                      3,794,622
 2,306,463              4.738% due  2/1/33 (a)                                      2,360,508
 3,462,696              4.909% due  2/1/33 (a)                                      3,566,715
 4,009,989              4.529% due  4/1/33 (a)                                      4,078,481
 5,813,051              4.713% due  4/1/33 (a)                                      5,941,457
 3,734,923              3.988% due  5/1/33 (a)                                      3,771,232
 3,687,481              4.491% due  6/1/33 (a)                                      3,781,573
 4,840,244              4.514% due  6/1/33 (a)                                      4,878,763
                     U.S. Government Agency Bonds & Notes:
 3,000,000             Fannie Mae, Benchmark Notes, 6.625% due 10/15/07             3,385,689
 2,300,000             Federal Home Loan Bank Corp., Global Bonds,
                        5.125% due 3/6/06                                           2,448,267
---------------------------------------------------------------------------------------------
                     TOTAL U.S. GOVERNMENT AND AGENCY
                     OBLIGATIONS (Cost -- $67,675,553)                             67,312,439
---------------------------------------------------------------------------------------------
   FACE
  AMOUNT   RATING(b)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 52.7%
Auto Parts -- 0.7%
 2,250,000 A         Johnson Controls Inc., Notes, 5.000% due 11/15/06              2,398,408
---------------------------------------------------------------------------------------------
Banking -- 8.9%
 2,174,000 A+        ABN AMRO Bank, Sub. Notes, 7.250% due 5/31/05                  2,339,289
 2,233,000 A1*       Bank One Corp., Sub. Notes, 7.125% due 5/15/07                 2,520,117
 2,360,000 A2*       BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (a)                 2,512,626
 2,000,000 A1*       FleetBoston Financial Corp., Sr. Notes, 4.200% due 11/30/07    2,067,092
 2,092,000 A1*       Key Bank N.A., Notes, 5.000% due 7/17/07                       2,245,337
 2,750,000 Aa3*      M&I Marshall & Isley Bank N.A., Certificates of Deposit,
                      1.568% due 3/10/05                                            2,732,381
 3,000,000 Aa2*      SunTrust Banks, Inc., Sr. Notes, 2.125% due 1/30/06            3,001,407
 3,100,000 Aa2*      U.S. Bank N.A., Notes, 2.850% due 11/15/06                     3,117,124
   900,000 A1*       Wachovia Corp., Sr. Notes, 6.400% due 4/1/08                     993,378
 1,800,000 AA-       Washington Mutual Finance Corp., Sr. Notes,
                      6.250% due 5/15/06                                            1,957,046

                      See Notes to Financial Statements.

                9 Smith Barney Funds, Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003


   FACE
  AMOUNT   RATING(b)                             SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Banking -- 8.9% (continued)
$2,350,000 Aa1*      Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (a)        $  2,537,405
 2,000,000 A3*       Zions Bancorp., Sr. Notes, 2.700% due 5/1/06                        2,011,124
--------------------------------------------------------------------------------------------------
                                                                                        28,034,326
--------------------------------------------------------------------------------------------------
Basic Industry -- 1.4%
 2,000,000 A2*       Alcoa Inc., Notes, 7.250% due 8/1/05                                2,170,228
 1,000,000 BBB       International Paper Co., Notes, 8.125% due 7/8/05                   1,089,740
 1,000,000 BBB       Weyerhaeuser Co., Notes, 5.500% due 3/15/05                         1,041,358
--------------------------------------------------------------------------------------------------
                                                                                         4,301,326
--------------------------------------------------------------------------------------------------
Brokerage -- 3.8%
 2,000,000 A1*       The Bear Stearns Cos. Inc., Notes, 6.500% due 5/1/06                2,181,240
 2,050,000 Aa3*      Credit Suisse First Boston (USA) Inc., Notes, 5.750% due 4/15/07    2,223,200
 2,300,000 Aa3*      Goldman Sachs Group, L.P., Notes, 4.125% due 1/15/08                2,360,370
 2,300,000 A1*       Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08            2,348,052
 2,550,000 Aa3*      Morgan Stanley, Notes, 5.800% due 4/1/07                            2,773,859
--------------------------------------------------------------------------------------------------
                                                                                        11,886,721
--------------------------------------------------------------------------------------------------
Capital Goods -- 0.9%
   475,000 BBB-      Northrop Grumman Corp., Notes, 8.625% due 10/15/04                    500,485
 2,000,000 A         United Technologies Corp., Notes, 7.000% due 9/15/06                2,226,094
--------------------------------------------------------------------------------------------------
                                                                                         2,726,579
--------------------------------------------------------------------------------------------------
Consumer Cyclical -- 3.0%
 2,500,000 A         Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05               2,687,855
 2,273,000 AA        The Home Depot, Inc., Sr. Notes, 5.375% due 4/1/06                  2,424,655
 1,000,000 A         Lowe's Cos., Inc., Notes, 7.500% due 12/15/05                       1,104,320
 3,175,000 AA        Wal-Mart Stores, Inc., Notes, 3.375% due 10/1/08                    3,149,225
--------------------------------------------------------------------------------------------------
                                                                                         9,366,055
--------------------------------------------------------------------------------------------------
Consumer Non-Cyclical -- 12.9%
 2,800,000 AA        Abbott Laboratories, Notes, 5.625% due 7/1/06                       3,021,948
 2,075,000 A         Campbell Soup Co., Notes, 5.500% due 3/15/07                        2,242,019
 1,850,000 A         Cintas Corp. No. 2, Sr. Notes, 5.125% due 6/1/07                    1,979,617
 2,750,000 AA-       Colgate-Palmolive Co., Notes, 5.340% due 3/27/06                    2,941,021
                     Diageo Capital PLC, Notes:
 2,000,000 A           6.625% due 6/24/04                                                2,050,552
 2,225,000 A           3.500% due 11/19/07                                               2,246,200
 2,500,000 AA        Eli Lilly & Co., Notes, 5.500% due 7/15/06                          2,696,510
 3,119,000 AA-       The Gillette Co., Notes, 3.500% due 10/15/07                        3,143,063
                     Kimberly-Clark Corp., Notes:
 2,000,000 Aa2*        4.500% due 7/30/05 (c)                                            2,082,598
 1,347,000 Aa2*        7.100% due 8/1/07                                                 1,538,519
   375,000 A         McDonald's Corp., Medium-Term Notes, Series G,
                       5.375% due 4/30/07                                                  402,496

                      See Notes to Financial Statements.

               10 Smith Barney Funds, Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003


   FACE
  AMOUNT   RATING(b)                            SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Consumer Non-Cyclical -- 12.9% (continued)
$2,600,000 AAA       Merck & Co. Inc., Notes, 5.250% due 7/1/06                      $  2,780,723
 2,250,000 A-        Nabisco Inc., Notes, 6.375% due 2/1/05                             2,348,836
 2,000,000 A+        Pepsi Bottling Holdings Inc., Notes, 5.375% due 2/17/04 (c)        2,009,414
 2,000,000 AA-       Sysco Corp., Notes, 4.750% due 7/30/05                             2,089,968
 1,000,000 BBB       Tyson Foods Inc., Notes, 6.625% due 10/1/04                        1,027,726
 2,150,000 A-        VF Corp., Notes, 8.100% due 10/1/05                                2,362,005
 2,095,000 A-        WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06          2,285,523
 1,605,000 A         Wyeth, Notes, 5.875% due 3/15/04                                   1,619,528
-------------------------------------------------------------------------------------------------
                                                                                       40,868,266
-------------------------------------------------------------------------------------------------
Electric Utilities -- 0.5%
 1,550,000 A         Alabama Power Co., Sr. Notes, 4.875% due 9/1/04                    1,586,113
-------------------------------------------------------------------------------------------------
Energy -- 1.5%
 2,250,000 A-        Conoco Funding Co., Notes, 5.450% due 10/15/06                     2,415,578
 2,250,000 A2*       FPL Group Capital Inc., Notes, 3.250% due 4/11/06                  2,290,797
-------------------------------------------------------------------------------------------------
                                                                                        4,706,375
-------------------------------------------------------------------------------------------------
Finance Captive -- 2.5%
 2,775,000 Aa3*      American Express Credit Corp., Medium-Term Notes, Series B,
                       1.290% due 9/19/06 (a)                                           2,778,813
 2,000,000 A3*       Ford Motor Credit Co., Notes, 7.600% due 8/1/05                    2,138,424
 2,780,000 AAA       Toyota Motor Credit Corp., Medium-Term Notes,
                      5.650% due 1/15/07                                                3,066,112
-------------------------------------------------------------------------------------------------
                                                                                        7,983,349
-------------------------------------------------------------------------------------------------
Finance Non-Captive -- 4.5%
 2,000,000 A         Countrywide Home Loans, Inc., Medium-Term Notes, Series K,
                       5.625% due 5/15/07                                               2,160,854
 2,800,000 AAA       General Electric Capital Corp., Global Medium-Term Notes,
                       Series A, 3.500% due 8/15/07                                     2,835,890
 2,025,000 A1*       Household Finance Corp., Notes, 6.500% due 1/24/06                 2,191,048
 2,250,000 A         SLM Corp., Notes, 1.331% due 4/25/06 (a)                           2,254,010
 2,250,000 A-        Textron Financial Corp., Notes, 2.750% due 6/1/06                  2,246,650
                     TIAA Global Markets:
   600,000 AAA         Notes, 5.000% due 3/1/07 (c)                                       637,055
 1,925,000 AAA         Sr. Notes, 3.875% due 1/22/08 (c)                                1,958,539
-------------------------------------------------------------------------------------------------
                                                                                       14,284,046
-------------------------------------------------------------------------------------------------
Insurance -- 8.1%
 2,800,000 AAA       AIG SunAmerica Global Financing IX, Notes,
                      5.100% due 1/17/07 (c)                                            2,971,528
 3,000,000 AA        Allstate Financial Global Funding, Notes, 5.250% due 2/1/07 (c)    3,226,938
 1,864,000 A1*       The Chubb Corp., Notes, 6.150% due 8/15/05                         1,983,516
 2,250,000 A-        The Hartford Financial Services Group Inc., Sr. Notes,
                      2.375% due 6/1/06                                                 2,240,030

                      See Notes to Financial Statements.

               11 Smith Barney Funds, Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003


   FACE
  AMOUNT   RATING(b)                          SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Insurance -- 8.1% (continued)
$3,050,000 AA        Metropolitan Life Global Funding I, Notes,
                      2.600% due 6/19/08 (c)                                    $  2,919,716
 3,000,000 AA        Monumental Global Funding II, Notes,
                      3.450% due 11/30/07 (c)                                      3,018,783
 2,800,000 AA        Principal Life Global Funding I, Secured Notes,
                      5.125% due 6/28/07 (c)                                       3,000,351
 3,185,000 AA        Protective Life U.S. Funding Trust, Notes,
                      5.875% due 8/15/06 (c)                                       3,463,356
 2,700,000 AAA       USAA Capital Corp., Notes, 4.000% due 12/10/07 (c)            2,763,185
--------------------------------------------------------------------------------------------
                                                                                  25,587,403
--------------------------------------------------------------------------------------------
Media -- 0.6%
 1,800,000 A-        CBS, Inc., Sr. Notes, 7.150% due 5/20/05                      1,929,487
--------------------------------------------------------------------------------------------
Publishing -- 0.7%
 2,000,000 A-        Reed Elsevier Capital Inc., Notes, 6.125% due 8/1/06          2,180,316
--------------------------------------------------------------------------------------------
Telecommunications -- 2.4%
   500,000 BBB       AT&T Wireless Services Inc., Sr. Notes, 6.875% due 4/18/05      528,865
 2,000,000 A+        Cingular Wireless LLC, Notes, 5.625% due 12/15/06             2,146,776
 2,300,000 A+        SBC Communications Inc., Notes, 5.750% due 5/2/06             2,469,584
 2,125,000 A+        Verizon Global Funding Corp., Notes, 6.125% due 6/15/07       2,327,661
--------------------------------------------------------------------------------------------
                                                                                   7,472,886
--------------------------------------------------------------------------------------------
Transportation -- 0.3%
 1,000,000 Baa2*     CSX Corp., Debentures, 7.250% due 5/1/04                      1,017,841
--------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $163,910,285)                                      166,329,497
--------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 19.8%
                     Countrywide Home Loans:
 4,575,341 AAA         Series 2003-HYB1, Class 1A1, 3.827% due 5/19/33 (a)         4,558,295
 1,486,433 AAA         Series 2003-HYB3, Class 6A1, 4.042% due 11/19/33 (a)        1,485,205
                     Federal Home Loan Mortgage Corp.:
 1,266,513 AAA         Series 2489, Class A, 5.500% due 12/15/13                   1,276,980
 3,376,640 AAA         Series 2525, Class AM, 4.500% due 4/15/32                   3,337,830
 1,501,051 AAA       FHLMC Structured Pass-Through Securities, Series T-51,
                       Class 1A, 6.500% due 9/25/43 (a)                            1,597,213
                     FNMA:
 2,156,264 AAA         Series 2002-W3, Class A2, 5.500% due 10/25/21               2,188,661
 5,000,000 AAA         Series 2003-W6, Class 1A21, 3.279% due 10/25/42             5,035,964
 5,079,668 AAA         Series 2003-W8, Class 4A, 5.314% due 11/25/42 (a)           5,359,065
 3,925,594 AAA         Series 2003-W14, Class 1A1, 1.950% due 9/25/43              3,915,760
 2,432,019 A         GSR Mortgage Trust, Series 2002-10, Class B2,
                       4.829% due 11/25/32 (a)                                     2,436,154
 2,937,879 AAA       MASTR Adjustable Rate Mortgages Trust,
                      5.210% due 11/25/32 (a)                                      2,944,712

                      See Notes to Financial Statements.

               12 Smith Barney Funds, Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003


   FACE
  AMOUNT   RATING(b)                            SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 19.8% (continued)
$  971,649 AAA       MASTR Asset Securitization Trust, Series 2003-4, Class 6A2,
                       4.375% due 5/25/33                                           $   944,688
                     Merrill Lynch Mortgage Investors, Inc.:
 3,000,000 AAA         Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (a)              2,993,823
 2,456,336 AAA         Series 2003-A6, Class 1A, 3.927% due 9/25/33 (a)               2,484,535
                     Structured Asset Securities Corp.:
 2,465,666 AA+         Series 2001-7A, Class B2, 6.000% due 5/25/31 (a)               2,519,016
 2,942,358 A           Series 2002-3, Class B2, 6.500% due 3/25/32                    3,086,842
 2,342,919 A           Series 2002-11A, Class B2II, 5.710% due 6/25/32 (a)            2,420,238
 2,483,726 A           Series 2002-16A, Class B2II, 6.680% due 8/25/32 (a)            2,559,044
 2,500,000 AAA         Series 2003-36XS, Class A2, 3.420% due 11/25/33 (a)            2,496,365
                     Washington Mutual Mortgage Securities Corp.:
 5,030,538 AAA         Series 2002-AR14, 4.430% due 11/25/32 (a)                      5,148,522
 3,724,673 AAA         Series 2003-AR5, 4.208% due 6/25/33 (a)                        3,734,701
-----------------------------------------------------------------------------------------------
                     TOTAL COLLATERALIZED MORTGAGE
                     OBLIGATIONS (Cost -- $62,710,531)                               62,523,613
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.0%
 3,000,000 AA        Countrywide Inc., Series 2002-S3, Class M1, 4.800% due 5/25/32
                     (Cost -- $3,085,554)                                             3,079,373
-----------------------------------------------------------------------------------------------
SOVEREIGN/SUPRANATIONAL BONDS AND NOTES -- 2.9%
Canada -- 1.4%
 2,000,000 AA-       Province of New Brunswick, Debentures, 7.625% due 6/29/04        2,062,190
 2,525,000 AA        Province of Ontario, Notes, 3.282% due 3/28/08                   2,501,005
-----------------------------------------------------------------------------------------------
                                                                                      4,563,195
-----------------------------------------------------------------------------------------------
Italy -- 0.9%
 2,550,000 AA        Republic of Italy, Global Notes, 4.375% due 10/25/06             2,673,264
-----------------------------------------------------------------------------------------------
Supranational -- 0.6%
 2,000,000 AAA       International Bank for Reconstruction and Development,
                      Global Notes, 3.500% due 10/22/04                               2,035,334
-----------------------------------------------------------------------------------------------
                     TOTAL SOVEREIGN/SUPRANATIONAL BONDS
                     AND NOTES (Cost -- $9,195,114)                                   9,271,793
-----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

               13 Smith Barney Funds, Inc. | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           DECEMBER 31, 2003


   FACE
  AMOUNT                                SECURITY                                VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
$7,279,000   Merrill Lynch & Co., Inc., 0.820% due 1/2/04; Proceeds at
              maturity -- $7,279,332; (Fully collateralized by U.S. Treasury
              Notes and Bonds, 6.125% to 8.125% due 8/15/07 to 2/15/23;
              Market value -- $7,424,601) (Cost -- $7,279,000)               $  7,279,000
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $313,856,037**)                                        $315,795,715
-----------------------------------------------------------------------------------------

(a) Variable rate security.
(b) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See page 15 for definitions of ratings.

                      See Notes to Financial Statements.

               14 Smith Barney Funds, Inc. | 2003 Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
       "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

               15 Smith Barney Funds, Inc. | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $313,856,037)                       $315,795,715
  Cash                                                                        706
  Receivable for Fund shares sold                                       2,979,525
  Interest receivable                                                   2,653,736
  Principal payments receivable                                           165,380
---------------------------------------------------------------------------------
  Total Assets                                                        321,595,062
---------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                       305,155
  Payable for Fund shares reacquired                                      250,882
  Management fee payable                                                  119,822
  Distribution plan fees payable                                           15,685
  Accrued expenses                                                         39,186
---------------------------------------------------------------------------------
  Total Liabilities                                                       730,730
---------------------------------------------------------------------------------
Total Net Assets                                                     $320,864,332
---------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                        $    754,083
  Capital paid in excess of par value                                 320,668,639
  Undistributed net investment income                                      11,554
  Accumulated net realized loss from investment transactions           (2,509,622)
  Net unrealized appreciation of investments                            1,939,678
---------------------------------------------------------------------------------
Total Net Assets                                                     $320,864,332
---------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                              21,378,037
  Class B                                                                 719,236
  Class L                                                               6,013,472
  Class Y                                                              47,297,587
Net Asset Value:
  Class A (and redemption price)                                            $4.25
  Class B *                                                                 $4.25
  Class L (and redemption price)                                            $4.26
  Class Y (and redemption price)                                            $4.26
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)         $4.34
---------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

               16 Smith Barney Funds, Inc. | 2003 Annual Report

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest                                                                         $  9,636,296
-----------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                             1,317,512
  Distribution plan fees (Note 5)                                                       405,913
  Shareholder servicing fees (Note 5)                                                    92,199
  Shareholder communications (Note 5)                                                    62,685
  Custody                                                                                41,934
  Audit and legal                                                                        41,242
  Registration fees                                                                      35,686
  Directors' fees                                                                         3,316
  Other                                                                                   8,448
-----------------------------------------------------------------------------------------------
  Total Expenses                                                                      2,008,935
-----------------------------------------------------------------------------------------------
Net Investment Income                                                                 7,627,361
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
 Realized Gain From Investment Transactions (excluding short-term investments):
   Proceeds from sales                                                              156,986,735
   Cost of securities sold                                                          153,620,050
-----------------------------------------------------------------------------------------------
  Net Realized Gain                                                                   3,366,685
-----------------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments:
   Beginning of year                                                                  6,094,341
   End of year                                                                        1,939,678
-----------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                            (4,154,663)
-----------------------------------------------------------------------------------------------
Net Loss on Investments                                                                (787,978)
-----------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                             $  6,839,383
-----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

               17 Smith Barney Funds, Inc. | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED DECEMBER 31,

                                                                       2003          2002
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $   7,627,361  $  6,601,527
  Net realized gain                                                   3,366,685     2,115,774
  Increase (decrease) in net unrealized appreciation                 (4,154,663)    2,903,908
---------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              6,839,383    11,621,209
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income                                              (8,800,830)   (6,643,396)
---------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders          (8,800,830)   (6,643,396)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                  195,903,028   150,926,854
  Net asset value of shares issued for reinvestment of dividends      2,963,537     2,128,141
  Cost of shares reacquired                                        (106,523,492)  (51,476,967)
---------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                92,343,073   101,578,028
---------------------------------------------------------------------------------------------
Increase in Net Assets                                               90,381,626   106,555,841
NET ASSETS:
  Beginning of year                                                 230,482,706   123,926,865
---------------------------------------------------------------------------------------------
  End of year*                                                    $ 320,864,332  $230,482,706
---------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                      $11,554       $11,553
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

               18 Smith Barney Funds, Inc. | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Short-Term Investment Grade Bond Fund ("Fund") (formerly known as Short-Term High Grade Bond Fund), a separate investment fund of the Smith Barney Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of the Fund and two other separate investment funds: Large Cap Value Fund and U.S. Government Securities Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities, other than U.S. government agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (j) the character of income and gains distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized loss and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise

               19 Smith Barney Funds, Inc. | 2003 Annual Report taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. As compensation for its services, the Fund pays SBFM a management fee calculated at an annual rate of 0.45% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended December 31, 2003, the Fund paid transfer agent fees of $39,588 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There is a maximum initial sales charge of 2.00% for Class A shares. There is also a contingent deferred sales charge ("CDSC") of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. In addition, Class B shares are subject to a 5.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year after purchase payment until no CDSC is incurred.

For the year ended December 31, 2003, CGM and its affiliates received sales charges of approximately $120,000 on sales of the Fund's Class A shares. In addi-

               20 Smith Barney Funds, Inc. | 2003 Annual Report tion, for the year ended December 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                   Class A Class B
--------------------------------------------------
CDSCs                              $24,000 $2,000
--------------------------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and principal payments) were as follows:

---------------------------------------------------------------------------------
Purchases                                                            $311,272,642
---------------------------------------------------------------------------------
Sales                                                                 156,986,735
---------------------------------------------------------------------------------

At December 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

---------------------------------------------------------------------------------
Gross unrealized appreciation                                        $ 3,024,337
Gross unrealized depreciation                                         (1,084,659)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $ 1,939,678
---------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual

               21 Smith Barney Funds, Inc. | 2003 Annual Report rate of 0.50% of the average daily net assets of each class, respectively. For the year ended December 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                            Class A  Class B Class L
          -----------------------------------------------------------
          Rule 12b-1 Distribution Plan Fees $244,604 $12,248 $149,061
          -----------------------------------------------------------

For the year ended December 31, 2003, total Shareholder Servicing fees were as follows:

                                      Class A Class B Class L Class Y
           ----------------------------------------------------------
           Shareholder Servicing Fees $74,171  $838   $16,880  $310
           ----------------------------------------------------------

For the year ended December 31, 2003, total Shareholder Communication expenses were as follows:

                                          Class A Class B Class L Class Y
       ------------------------------------------------------------------
       Shareholder Communication Expenses $46,273 $1,965  $13,278 $1,169
       ------------------------------------------------------------------

6. Distributions Paid to Shareholders by Class

                                    Year Ended         Year Ended
          Net Investment Income December 31, 2003* December 31, 2002+
          -----------------------------------------------------------
                 Class A            $2,769,397         $2,440,633
                 Class B                37,277                 --
                 Class L               450,813             77,097
                 Class Y             5,543,343          4,125,666
          -----------------------------------------------------------
                 Total              $8,800,830         $6,643,396
          -----------------------------------------------------------

*For Class B shares, distributions paid are for the period January 13, 2003
 (inception date) to December 31, 2003.
+For Class L shares, distributions paid are for the period August 5, 2002
 (inception date) to December 31, 2002.

7. Capital Shares

At December 31, 2003, the Company had two billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

               22 Smith Barney Funds, Inc. | 2003 Annual Report

Transactions in shares of each class were as follows:

                                      Year Ended                Year Ended
                                  December 31, 2003*        December 31, 2002+
                              -------------------------  ------------------------
                                 Shares       Amount       Shares       Amount
----------------------------------------------------------------------------------
Class A
Shares sold                    15,326,298  $ 65,536,917  17,323,886  $ 72,753,164
Shares issued on reinvestment     538,511     2,302,630     490,485     2,064,188
Shares reacquired             (15,605,293)  (66,719,517) (8,974,034)  (37,603,986)
----------------------------------------------------------------------------------
Net Increase                      259,516  $  1,120,030   8,840,337  $ 37,213,366
----------------------------------------------------------------------------------
Class B
Shares sold                       868,378  $  3,706,789          --            --
Shares issued on reinvestment       6,852        29,260          --            --
Shares reacquired                (155,994)     (663,791)         --            --
----------------------------------------------------------------------------------
Net Increase                      719,236  $  3,072,258          --            --
----------------------------------------------------------------------------------
Class L
Shares sold                     7,132,681  $ 30,523,879   3,144,314  $ 13,342,809
Shares issued on reinvestment      81,339       348,010      14,573        62,082
Shares reacquired              (3,460,365)  (14,798,986)   (899,070)   (3,820,298)
----------------------------------------------------------------------------------
Net Increase                    3,753,655  $ 16,072,903   2,259,817  $  9,584,593
----------------------------------------------------------------------------------
Class Y
Shares sold                    22,491,714  $ 96,135,443  15,449,608  $ 64,830,881
Shares issued on reinvestment      66,107       283,637         445         1,871
Shares reacquired              (5,741,150)  (24,341,198) (2,381,996)  (10,052,683)
----------------------------------------------------------------------------------
Net Increase                   16,816,671  $ 72,077,882  13,068,057  $ 54,780,069
----------------------------------------------------------------------------------

*For Class B shares, transactions are for the period January 13, 2003
 (inception date) to December 31, 2003.
+For Class L shares, transactions are for the period August 5, 2002 (inception date) to December 31, 2002.

8. Capital Loss Carryforward

At December 31, 2003, the Fund had for Federal income tax purposes approximately $2,510,000 of capital loss carryforwards available to offset future realized gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

               23 Smith Barney Funds, Inc. | 2003 Annual Report

The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                            2007      2008
                    ----------------------------------------
                    Carryforward Amounts $1,709,000 $801,000
                    ----------------------------------------

9. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at December 31 were:

                                              2003         2002
            -------------------------------------------------------
            Undistributed ordinary income $    21,267  $    21,266
            -------------------------------------------------------
            Accumulated capital losses     (2,509,622)  (4,699,921)
            -------------------------------------------------------
            Unrealized appreciation         1,939,678    6,091,425
            -------------------------------------------------------

At December 31, 2003, there was no difference between book basis and tax basis appreciation.

At December 31, 2002 the difference between book basis and tax basis unrealized appreciation for the Fund is attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year ended December 31 was:

                                        2003       2002
                     -------------------------------------
                     Ordinary income $8,800,830 $6,643,396
                     -------------------------------------

10. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee

               24 Smith Barney Funds, Inc. | 2003 Annual Report

Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

               25 Smith Barney Funds, Inc. | 2003 Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                               2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/  1999/(1)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $ 4.28     $ 4.17     $ 4.06     $ 3.97     $ 4.13
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.10       0.15       0.20       0.20       0.19
  Net realized and unrealized gain (loss)     (0.01)      0.11       0.11       0.10      (0.16)
--------------------------------------------------------------------------------------------------
Total Income From Operations                   0.09       0.26       0.31       0.30       0.03
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.12)     (0.15)     (0.20)     (0.21)     (0.19)
--------------------------------------------------------------------------------------------------
Total Distributions                           (0.12)     (0.15)     (0.20)     (0.21)     (0.19)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $ 4.25     $ 4.28     $ 4.17     $ 4.06     $ 3.97
--------------------------------------------------------------------------------------------------
Total Return                                   2.16%      6.36%      7.76%      7.67%      0.76%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)              $91        $90        $51        $44        $53
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.87%      0.95%      0.99%      1.01%      1.01%
  Net investment income                        2.44       3.49       4.75       5.16       4.70
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          56%        71%        54%        91%        88%
--------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

               26 Smith Barney Funds, Inc. | 2003 Annual Report

For a share of each class of capital stock outstanding throughout the year ended December 31:

Class B Shares                       2003/(1)(2)/
-------------------------------------------------
Net Asset Value, Beginning of Period   $  4.26
------------------------------------------------
Income From Operations:
  Net investment income                   0.07
  Net realized and unrealized gain        0.02
------------------------------------------------
Total Income From Operations              0.09
------------------------------------------------
Less Distributions From:
  Net investment income                  (0.10)
------------------------------------------------
Total Distributions                      (0.10)
------------------------------------------------
Net Asset Value, End of Period         $  4.25
------------------------------------------------
Total Return++                            2.04%
------------------------------------------------
Net Assets, End of Period (millions)        $3
------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                1.42%
  Net investment income                   1.84
------------------------------------------------
Portfolio Turnover Rate                     56%
------------------------------------------------

(1) For the period January 13, 2003 (inception date) to December 31, 2003.
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

               27 Smith Barney Funds, Inc. | 2003 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                                                     2003/(1)/ 2002/(1)(2)/
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                 $ 4.28      $ 4.24
--------------------------------------------------------------------------------------
Income From Operations:
 Net investment income                                               0.08        0.05
 Net realized and unrealized gain                                    0.00*       0.05
--------------------------------------------------------------------------------------
Total Income From Operations                                         0.08        0.10
--------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                              (0.10)      (0.06)
--------------------------------------------------------------------------------------
Total Distributions                                                 (0.10)      (0.06)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year                                       $ 4.26      $ 4.28
--------------------------------------------------------------------------------------
Total Return                                                         1.88%       2.34%++
--------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                                    $26         $10
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                                            1.39%       1.32%+
 Net investment income                                               1.85        2.81+
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                56%         71%
--------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period August 5, 2002 (inception date) to December 31, 2002.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

               28 Smith Barney Funds, Inc. | 2003 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                   2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/  1999/(1)/
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                            $ 4.28     $ 4.17     $ 4.06     $ 3.97     $ 4.13
--------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income             0.12       0.17       0.22       0.23       0.21
 Net realized and unrealized
   gain (loss)                    (0.00)*     0.11       0.11       0.08      (0.16)
--------------------------------------------------------------------------------------
Total Income From Operations       0.12       0.28       0.33       0.31       0.05
--------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income            (0.14)     (0.17)     (0.22)     (0.22)     (0.21)
--------------------------------------------------------------------------------------
Total Distributions               (0.14)     (0.17)     (0.22)     (0.22)     (0.21)
--------------------------------------------------------------------------------------
Net Asset Value, End of Year     $ 4.26     $ 4.28     $ 4.17     $ 4.06     $ 3.97
--------------------------------------------------------------------------------------
Total Return                       2.78%      6.81%      8.25%      8.18%      1.26%
--------------------------------------------------------------------------------------
Net Assets, End of Year
 (millions)                        $201       $130        $73        $53        $51
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                          0.50%      0.52%      0.53%      0.54%      0.53%
 Net investment income             2.79       3.93       5.17       5.65       5.19
--------------------------------------------------------------------------------------
Portfolio Turnover Rate              56%        71%        54%        91%        88%
--------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.

               29 Smith Barney Funds, Inc. | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Smith Barney Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short-Term Investment Grade Bond Fund ("Fund") of Smith Barney Funds, Inc. as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
New York, New York
February 13, 2004

               30 Smith Barney Funds, Inc. | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Officers

The business and affairs of the Short-Term Investment Grade Bond Fund ("Fund") are managed under the direction of the Smith Barney Funds, Inc.'s ("Company") Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about Company directors and is available, without charge, upon request by calling the Company's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                Number of
                                                                                Portfolios
                                            Term                                 in Fund
                                         of Office*                              Complex    Other Board
                             Position(s) and Length                              Overseen   Memberships
                              Held with   of Time     Principal Occupation(s)       by        Held by
Name, Address and Age           Fund       Served     During Past Five Years     Director    Director
---------------------------------------------------------------------------------------------------------

Non-Interested Directors:
Lee Abraham                   Director     Since    Retired; Former Director of    27           None
13732 LeHavre Drive                        1999     Signet Group, PLC
Frenchman's Creek
Palm Beach Gardens, FL 33410
Age 76

Allan J. Bloostein            Director     Since    President of Allan             34      Taubman Realty
27 West 67th Street                        1999     Bloostein Associates, a                Corp.
Apt. 5FW                                            consulting firm; former
New York, NY 10023                                  Director of CVS Corp.
Age 74

Jane F. Dasher                Director     Since    Controller of PBK Holdings     27           None
Korsant Partners                           1999     Inc., a family investment
283 Greenwich Avenue                                company
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley               Director     Since    Retired                        27           None
3668 Freshwater Drive                      1993
Jupiter, FL 33477
Age 81

Richard E. Hanson Jr.         Director     Since    Retired; Former Head           27           None
2751 Vermont Route 140                     1999     of the New Atlanta Jewish
Poultney, VT 05764                                  Community High School
Age 62

Paul Hardin                   Director     Since    Professor of Law &              34          None
12083 Morehead                             1996     Chancellor Emeritus at the
Chapel Hill, NC                                     University of North
27514-8426                                          Carolina
Age 72

Roderick C. Rasmussen         Director     Since    Investment Counselor            27          None
9 Cadence Court                            1993
Morristown, NJ 07960
Age 77

John P. Toolan                Director     Since    Retired                         27     John Hancock
13 Chadwell Place                          1993                                            Funds
Morristown, NJ 07960
Age 73

               31 Smith Barney Funds, Inc. | 2003 Annual Report

                                                                                Number of
                                                                                Portfolios
                                             Term                                in Fund
                                          of Office*                             Complex   Other Board
                            Position(s)   and Length                             Overseen  Memberships
                             Held with     of Time    Principal Occupation(s)       by       Held by
Name, Address and Age          Fund         Served    During Past Five Years     Director   Director
------------------------------------------------------------------------------------------------------

Interested Director:
R. Jay Gerken, CFA**       Chairman,        Since    Managing Director of          221        None
Citigroup Asset Management President and    2002     Citigroup Global Markets
("CAM")                    Chief                     Inc. ("CGM"); Chairman,
399 Park Avenue            Executive                 President and Chief
4th Floor                  Officer                   Executive Officer of Smith
New York, NY 10022                                   Barney Fund Management
Age 52                                               LLC ("SBFM"), Travelers
                                                     Investment Adviser, Inc.
                                                     ("TIA") and Citi Fund
                                                     Management, Inc.
                                                     ("CFM"); President and
                                                     Chief Executive Officer of
                                                     certain mutual funds
                                                     associated with Citigroup
                                                     Inc. ("Citigroup");
                                                     formerly, Portfolio
                                                     Manager of Smith Barney
                                                     Allocation Series Inc.
                                                     (from 1996 to 2001) and
                                                     Smith Barney Growth and
                                                     Income Fund (from 1996
                                                     to 2000)

Officers:
Andrew B. Shoup            Senior Vice      Since    Director of CAM; Senior       N/A        N/A
CAM                        President and    2003     Vice President and Chief
125 Broad Street           Chief                     Administrative Officer of
10th Floor                 Administrative            mutual funds associated
New York, NY 10004         Officer                   with Citigroup; Treasurer
Age 47                                               of certain mutual funds
                                                     associated with Citigroup;
                                                     Head of International
                                                     Funds Administration of
                                                     CAM (from 2001 to
                                                     2003); Director of Global
                                                     Funds Administration of
                                                     CAM (from 2000 to
                                                     2001); Head of U.S.
                                                     Citibank Funds
                                                     Administration of CAM
                                                     (from 1998 to 2000)

Mark Lindbloom             Vice             Since    Portfolio Manager,            N/A        N/A
SBAM                       President        2002     Managing Director of
399 Park Avenue            and                       Salomon Brothers Asset
4th Floor                  Investment                Management Inc
New York, NY 10022         Officer                   ("SBAM")
Age 47

Domenick M. Masotti        Vice             Since    Portfolio Manager;            N/A        N/A
SBAM                       President        2002     Managing Director of
399 Park Avenue            and                       SBAM
4th Floor                  Investment
New York, NY 10022         Officer
Age 37


               32 Smith Barney Funds, Inc. | 2003 Annual Report

                                                                             Number of
                                                                             Portfolios
                                          Term                                in Fund
                                       of Office*                             Complex   Other Board
                           Position(s) and Length                             Overseen  Memberships
                            Held with   of Time    Principal Occupation(s)       by       Held by
Name, Address and Age         Fund       Served    During Past Five Years     Director   Director
---------------------------------------------------------------------------------------------------
Theresa M. Veres           Vice          Since    Portfolio Manager;            N/A         N/A
SBAM                       President     2002     Managing Director of
399 Park Avenue            and                    SBAM
4th Floor                  Investment
New York, NY 10022         Officer
Age 37

Richard L. Peteka          Chief         Since    Director of CGM; Chief        N/A         N/A
CAM                        Financial     2002     Financial Officer and
125 Broad Street,          Officer and            Treasurer of certain
11th Floor                 Treasurer              mutual funds associated
New York, NY 10004                                with Citigroup; Director
Age 42                                            and Head of Internal
                                                  Control for CAM
                                                  U.S. Mutual Fund
                                                  Administration (from 1999
                                                  to 2002); Vice President,
                                                  Head of Mutual Fund
                                                  Administration and
                                                  Treasurer at Oppenheimer
                                                  Capital (from 1996 to
                                                  1999)

Andrew Beagley             Chief         Since    Director of CGM (since        N/A         N/A
CAM                        Anti-         2002     2000); Director of
399 Park Avenue, 4th Floor Money                  Compliance, North
New York, NY 10022         Laundering             America, CAM (since
Age 40                     Compliance             2000); Chief Anti-Money
                           Officer                Laundering Compliance
                                                  Officer and Vice President
                                                  of certain mutual funds
                                                  associated with Citigroup;
                                                  Director of Compliance,
                                                  Europe, the Middle East
                                                  and Africa, CAM (from
                                                  1999 to 2000);
                                                  Compliance Officer,
                                                  Salomon Brothers Asset
                                                  Management Limited,
                                                  Smith Barney Global
                                                  Capital Management Inc.,
                                                  Salomon Brothers Asset
                                                  Management Asia Pacific
                                                  Limited (from 1997 to
                                                  1999)

Kaprel Ozsolak             Controller    Since    Vice President of CGM;        N/A         N/A
CAM                                      2002     Controller of certain
125 Broad Street                                  mutual funds associated
11th Floor                                        with Citigroup
New York, NY 10004
Age 38

               33 Smith Barney Funds, Inc. | 2003 Annual Report

                                                                             Number of
                                                                             Portfolios
                                          Term                                in Fund
                                       of Office*                             Complex   Other Board
                          Position(s)  and Length                             Overseen  Memberships
                           Held with    of Time    Principal Occupation(s)       by       Held by
Name, Address and Age        Fund        Served    During Past Five Years     Director   Director
---------------------------------------------------------------------------------------------------

Robert I. Frenkel        Secretary       Since    Managing Director and         N/A         N/A
CAM                      and Chief       2003     General Counsel of Global
300 First Stamford Place Legal Officer            Mutual Funds for CAM
4th Floor                                         and its predecessor (since
Stamford, CT 06902                                1994); Secretary of CFM;
Age 48                                            Secretary and Chief Legal
                                                  Officer of mutual funds
                                                  associated with Citigroup

--------

* Each Director and officer serves until his or her respective successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.

               34 Smith Barney Funds, Inc. | 2003 Annual Report

 TAX INFORMATION (UNAUDITED)

A total of 7.75% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


               35 Smith Barney Funds, Inc. | 2003 Annual Report

                           SMITH BARNEY FUNDS, INC.


DIRECTORS                OFFICERS (continued)
Lee Abraham              Andrew Beagley
Allan J. Bloostein       Chief Anti-Money
Jane F. Dasher           Laundering Compliance
Donald R. Foley          Officer
R. Jay Gerken, CFA
  Chairman               Kaprel Ozsolak
Richard E. Hanson, Jr.   Controller
Paul Hardin
Roderick C. Rasmussen    Robert I. Frenkel
John P. Toolan           Secretary and
                         Chief Legal Officer
OFFICERS
R. Jay Gerken, CFA       INVESTMENT MANAGER
President and Chief      Smith Barney Fund
Executive Officer         Management LLC

Andrew B. Shoup          DISTRIBUTOR
Senior Vice President    Citigroup Global Markets Inc.
and Chief Administrative
Officer                  CUSTODIAN
                         State Street Bank and
Richard L. Peteka         Trust Company
Chief Financial Officer
and Treasurer            TRANSFER AGENT
                         Citicorp Trust Bank, fsb.
Mark Lindbloom           125 Broad Street, 11th Floor
Vice President and       New York, New York 10004
Investment Officer
                         SUB-TRANSFER AGENT
Domenick M. Masotti      PFPC Inc.
Vice President and       P.O. Box 9699
Investment Officer       Providence, Rhode Island
                         02940-9699
Theresa M. Veres
Vice President and
Investment Officer

  Smith Barney Funds, Inc.



  Short-Term Investment
  Grade Bond Fund

  The Fund is a separate investment fund of the Smith Barney Funds, Inc., a Maryland corporation.


  This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- Short-Term Investment Grade Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after March 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY FUNDS, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC
 FD0834 2/04                                                            04-6097

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Directors of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Director pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Audit Fees for Smith Barney Funds, Inc. of $52,500 and $48,000 for the years ended 12/31/03 and 12/31/02.

          (b) Audit-Related Fees for Smith Barney Funds, Inc. of $0 and $0 for the years ended 12/31/03 and 12/31/02.

          (c) Tax Fees for Smith Barney Funds, Inc. of $6,7000 and $6,400 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Funds, Inc.

          (d) There were no all other fees for Smith Barney Funds, Inc. for the years ended 12/31/03 and 12/31/02.

          (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

          The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

          The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports;
          (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

          Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
          (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

          (2)

          (f)  N/A

          (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

          (h) Yes. The Smith Barney Funds, Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Funds, Inc.'s or to Service Affiliates which were required to be pre-approved were pre-approved as required.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Funds, Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Funds, Inc.

Date: March 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Funds, Inc.

Date: March 8, 2004


By:   /s/ Richard L. Peteka
      Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Funds, Inc.

Date: March 8, 2004